Securitizations And Variable Interest Entities	6 Months Ended
Sep. 30, 2011
Securitizations And Variable Interest Entities (VIEs) (Abstract)
Securitizations And Variable Interest Entities

6. Securitizations and Variable Interest Entities:

Securitizations

Nomura utilizes special purpose entities ("SPEs") to securitize commercial and residential mortgage loans, government agency and corporate bonds and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman SPCs or trust accounts. Nomura's involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, and that entity is constrained from pledging or exchanging the assets it receives, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within Trading assets in Nomura's consolidated balance sheets, with the change in fair value reported within Revenue—Net gain (loss) on trading. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.

As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. During the six months ended September 30, 2010 and the three months ended September 30, 2010, Nomura received cash proceeds from SPEs of ¥126 billion and ¥77 billion, respectively, and recognized associated loss on sale of ¥2 million and ¥3 million, respectively. During the six months ended September 30, 2011 and the three months ended September 30, 2011, Nomura received cash proceeds from SPEs of ¥138 billion ($1.80 billion) and ¥90 billion ($1.17 billion), respectively, and recognized associated loss on sale of ¥0 million ($0.0 million) and ¥0 million($0.0 million), respectively. During the six months ended September 30, 2011 and the three months ended September 30, 2011, Nomura received debt securities issued by these SPEs with an initial fair value of ¥682 billion ($8.85 billion) and ¥322 billion ($4.18 billion), respectively, and cash inflows from third parties on the sale of those debt securities of ¥334 billion ($4.34 billion) and ¥192 billion ($2.49 billion), respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥3,141 billion and ¥3,002 billion ($38.97 billion) as of March 31, 2011 and September 30, 2011, respectively. Nomura's retained interests were ¥199 billion and ¥130 billion ($1.69 billion) as of March 31, 2011 and September 30, 2011, respectively. For the six months ended September 30, 2010 and the three months ended September 30, 2010, Nomura received cash flows of ¥11 billion and ¥6 billion, respectively, from the SPEs on the retained interests held in the SPEs. For the six months ended September 30, 2011 and the three months ended September 30, 2011, Nomura received cash flows of ¥6 billion ($0.08 billion) and ¥3 billion ($0.04 billion), respectively, from the SPEs on the retained interests held in the SPEs. Nomura had outstanding collateral service agreements or written credit default swap agreements in the amount of ¥28 billion and ¥25 billion ($0.32 billion) as of March 31, 2011 and September 30, 2011, respectively. Nomura does not provide financial support to SPEs beyond its contractual obligations.

The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥197	¥—	¥197	¥194	¥3
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥197	¥2	¥199	¥196	¥3

	Billions of yen
	September 30, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥128	¥—	¥128	¥123	¥5
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	0

Total	¥—	¥128	¥2	¥130	¥125	¥5

	Translation into billions of U.S. dollars
	September 30, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	$—	$1.66	$—	$1.66	$1.60	$0.06
Bank and corporate debt securities	—	—	0.00	0.00	—	0.00
Mortgage and mortgage-backed securities	—	—	0.03	0.03	0.03	0.00

Total	$—	$1.66	$0.03	$1.69	$1.63	$0.06

The following table presents the key economic assumptions used to determine the fair value of the retained interests and the sensitivity of this fair value to immediate adverse changes of 10% and 20% in those assumptions.

	Billions of yen, except percentages		Translation into billions of U.S. dollars, except percentages
	Material retained interest held(1)
	March 31, 2011	September 30, 2011	September 30, 2011
Fair value of retained interests(1)	¥192	¥121	$1.57
Weighted-average life (Years)	6.3	4.6
Constant prepayment rate	7.1%	17.6%
Impact of 10% adverse change	(0.5)	(1.6)	(0.02)
Impact of 20% adverse change	(1.0)	(2.6)	(0.03)
Discount rate	4.7%	3.8%
Impact of 10% adverse change	(4.3)	(1.9)	(0.02)
Impact of 20% adverse change	(7.4)	(3.2)	(0.04)

(1)

The sensitivity analysis covers the material retained interests held of ¥192 billion out of ¥199 billion as of March 31, 2011 and ¥121 billion ($1.57 billion) out of ¥130 billion ($1.69 million) as of September 30, 2011. Nomura considers the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Changes in fair value based on 10% or 20% adverse changes generally cannot be extrapolated since the relationship of the change in assumption to the change in fair value may not be linear. The impact of a change in a particular assumption is calculated holding all other assumptions constant. For this reason, concurrent changes in assumptions may magnify or counteract the sensitivities disclosed above. The sensitivity analyses are hypothetical and do not reflect Nomura's risk management practices that may be undertaken under those stress scenarios.

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions within Long-term borrowings. The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura. Also these liabilities are non-recourse to Nomura.

	Billions of yen		Translation into billions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Assets
Trading assets
Equities	¥89	¥66	$0.85
Debt securities	110	63	0.82
Mortgage and mortgage-backed securities	35	23	0.30
Loans receivable	22	19	0.25

Total	¥256	¥171	$2.22

Liabilities
Long-term borrowings	¥230	¥153	$1.99

Variable Interest Entities

In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities. Nomura consolidates VIEs for which Nomura is the primary beneficiary, including those that were created to market structured bonds to investors by repackaging corporate convertible bonds, and mortgages and mortgage-backed securities. Nomura also consolidates certain investment funds, which are VIEs, and for which Nomura is the primary beneficiary. Due to the adoption of ASC 810, as amended by ASU 2009-17 on April 1, 2010, Nomura consolidates certain SPEs which invest in the business of purchasing aircraft and operating leases of the aircraft and other SPEs engaged in various businesses.

The following table presents the classification of consolidated VIEs' assets and liabilities in our consolidated financial statements. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen			Translation into billions of U.S. dollars
	March 31, 2011	September 30, 2011		September 30, 2011
Consolidated VIE assets
Cash and cash equivalents	¥92	¥68		$0.88
Trading assets
Equities	785	839		10.89
Debt securities	239	155		2.01
Mortgage and mortgage-backed securities	67	65		0.84
Investment trust funds and other	8	0		0.00
Derivatives	10	4		0.06
Private equity investments	1	28		0.37
Securities purchased under agreements to resell	6	5		0.07
Office buildings, land, equipment and facilities(1)	42	165	(3)	2.14	(3)
Other(2)	84	439	(3)	5.69	(3)

Total	¥1,334	¥1,768		$22.95

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥6	¥0		$0.01
Derivatives	32	25		0.33
Securities sold under agreements to repurchase	2	—		—
Borrowings
Short-term borrowings	2	—		—
Long-term borrowings	1,030	1,182		15.34
Other	5	34		0.42

Total	¥1,077	¥1,241		$16.10

(1)	Includes aircraft of ¥30 billion as of March 31, 2011 and ¥17 billion ($0.22 billion) as of September 30, 2011 held by SPEs consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are mainly engaged in aircraft leasing business.
(2)	Includes aircraft purchase deposits of ¥15 billion as of March 31, 2011 and ¥15 billion ($0.19 billion) as of September 30, 2011. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. Please refer to Note 13, "Commitments, contingencies and guarantees" for details.
(3)	Includes real estate and real estate for sale held by SPEs related to a subsidiary newly consolidated during the six months ended September 30, 2011.

Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura's variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura's estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets, the amount of commitments and financial guarantees, and the notional of the derivative instruments up to VIEs' gross assets. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	March 31, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥80	¥—	¥80
Debt securities	164	—	164
Mortgage and mortgage-backed securities	2,070	—	2,070
Investment trust funds and other	80	—	80
Derivatives	1	8	17
Private equity investments	24	—	24
Loans
Short-term	3	—	3
Long-term	31	—	31
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	17

Total	¥2,457	¥8	¥2,490

	Billions of yen
	September 30, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥49	¥—	¥49
Debt securities	186	—	186
Mortgage and mortgage-backed securities	2,031	—	2,031
Investment trust funds and other	119	—	119
Derivatives	0	8	25
Private equity investments	21	—	21
Loans
Short-term	3	—	3
Long-term	31	—	31
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	18

Total	¥2,451	¥8	¥2,494

	Translation into billions of U.S. dollars
	September 30, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	$0.63	$—	$0.63
Debt securities	2.42	—	2.42
Mortgage and mortgage-backed securities	26.36	—	26.36
Investment trust funds and other	1.55	—	1.55
Derivatives	0.00	0.10	0.32
Private equity investments	0.28	—	0.28
Loans
Short-term	0.04	—	0.04
Long-term	0.40	—	0.40
Other	0.14	—	0.14
Commitments to extend credit and other guarantees	—	—	0.23

Total	$31.82	$0.10	$32.37